Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,853	$ 12,507	$ 10,220	$ 11,762	$ 8,531	$ 9,284	$ 9,801	$ 9,395	$ 7,764	$ 8,859	$ 9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 13,847	12,502	10,215	11,848	8,663	9,491	10,098	9,748	8,117	9,327	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,850	12,504	10,217	11,844	8,658	9,498	10,096	9,747	8,116	9,329	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R (with sales charge)
Account Value	$ 14,337	12,963	10,628	12,261	8,916	9,726	10,289	9,886	8,191	9,369	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 (with sales charge)
Account Value	$ 15,330	13,778	11,216	12,855	9,287	10,059	10,573	10,084	8,296	9,430	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y (with sales charge)
Account Value	$ 15,080	13,576	11,065	12,702	9,196	9,981	10,511	10,049	8,283	9,420	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 13,459	11,832	10,079	11,446	8,574	10,026	10,240	9,823	7,858	9,291	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 13,459	11,832	10,079	11,446	8,574	10,026	10,240	9,823	7,858	9,291	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 13,459	11,832	10,079	11,446	8,574	10,026	10,240	9,823	7,858	9,291	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 13,459	11,832	10,079	11,446	8,574	10,026	10,240	9,823	7,858	9,291	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 13,459	11,832	10,079	11,446	8,574	10,026	10,240	9,823	7,858	9,291	10,000
MSCI All Country World ex-US Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Account Value	$ 14,579	13,061	11,588	14,380	10,596	11,130	10,988	10,243	8,504	9,474	10,000
MSCI EAFE Value Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Account Value	$ 13,459	$ 11,832	$ 10,079	$ 11,446	$ 8,574	$ 10,026	$ 10,240	$ 9,823	$ 7,858	$ 9,291	$ 10,000